Summary of Significant Accounting Policies (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash equivalents	$ 2,234,000	$ 2,727,000	$ 2,234,000	$ 2,727,000	$ 3,209,000	$ 2,536,000
Restricted cash	$ 201,000	$ 51,000	$ 201,000	$ 51,000	$ 50,000	$ 50,000
Concentration risk percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Brooklyn Immunotherapeutics, LLC [Member]
Cash equivalents	$ 5,186,675		$ 5,186,675
Restricted cash		$ 86,000		$ 86,000	86,000	$ 86,000
Federal Deposit Insurance Corporation					$ 250,000
Brooklyn Immunotherapeutics, LLC [Member] | Laboratory and Manufacturing Equipment [Member]
Estimated useful life					7 years
Brooklyn Immunotherapeutics, LLC [Member] | Laboratory and Manufacturing Equipment [Member] | Vendor [Member]
Concentration risk percentage					14.00%	11.00%